SUPPLEMENTAL CASH FLOW DISCLOSURE	3 Months Ended
Mar. 31, 2023
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE
The depreciation and amortization is detailed as follows:

	Three months ended March 31,
	2023	2022
	$	$
Depreciation – property, plant and equipment	1,990,676	762,054
Depreciation – right-of-use assets	1,551,834	856,479
Amortization – intangible assets	1,371,147	364,721
	4,913,657	1,983,254
See Note 4 for additional information related to the depreciation of right-of-use assets.
11 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)
The net change in non-cash working capital is detailed as follows:

	Three months ended March 31,
	2023	2022
	$	$
Inventories	(7,587,116)	(26,755,516)
Accounts receivable	(25,395,951)	323,840
Prepaid expenses	(706,031)	218,194
Trade and other payables (1)	10,472,713	5,467,810
	(23,216,385)	(20,745,672)
(1)The net change in trade and other payables excludes trade and other payables as at March 31, 2023 related to the following non-cash working capital items: $665,590 related to the additions of intangible assets and $11,966,566 related to the acquisition of property, plant and equipment and trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.

The net change in trade and other payables excludes trade and other payables as at March 31, 2022 related to the following non-cash working capital items: $761,293 related to the additions of intangible assets and $7,922,816 related to the acquisition of property, plant and equipment and trade and other payables as at December 31, 2021 related to the additions of intangible assets of $554,310 and related to the acquisition of property, plant and equipment of $8,797,575.